Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature of Business and Operations Overview
Schedule of property plant and equipment estimated useful lives
Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Computer and Data Center Equipment	3 years
Purchased software	3 years
Leasehold Improvements	3 - 5 years, or lease term if less
Furniture and fixtures	7 years

Schedule of net loss per common share

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net Loss	$(5,157,549)	$(2,296,993)	$(12,276,234)	$(11,225,224)
Weighted average common shares outstanding	15,545,567	4,126,248	9,413,335	3,579,332
Net Loss Per Common Share — basic and diluted	$(0.33)	$(0.56)	$(1.30)	$(3.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	As of
	September 30,	September 30,
	2014	2013
	(unaudited)	(unaudited)

Convertible Preferred Stock	610,000	—
Convertible Preferred Stock Warrants	305,000	—
Stock Options	1,016,417	919,387
Warrants	4,900,344	2,256,852
	6,831,761	3,176,239